Accounts Receivable	12 Months Ended
Oct. 31, 2022
Accounts Receivable [Abstract]
Accounts Receivable

Note 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	October 31, 2022	October 31, 2021
Accounts receivable	$3,955,311	$7,826,711

Approximately $3.9 million or 99.9% of the accounts receivable balance as of October 31, 2022 has been collected as of June 30, 2023.